PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2024	2025
	$	$

Computers	1,525,593	1,661,463
Office equipment, furniture and fittings	61,443	80,907
Leasehold improvements	350,104	483,658
Transportation assets	70,669	121,769
Warehouse equipment	193,818	365,207
Land	268,032	261,748
Building	70,866	69,587
Construction-in-progress	11,391	42,997
	2,551,916	3,087,336
Less: accumulated depreciation	(1,454,217)	(1,780,499)
	1,097,699	1,306,837

Depreciation expenses recognized for each of the years ended December 31, 2023, 2024 and 2025 were included in the following captions:

	Year ended December 31,
	2023 $	2024 $	2025 $

Cost of revenue	297,406	274,715	306,310
Sales and marketing expenses	8,665	4,779	1,693
General and administrative expenses	93,972	66,857	41,652
Research and development expenses	12,193	8,135	2,179
	412,236	354,486	351,834